BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2013
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
Summary of Related Party Transactions
Represents transactions and balances with other entities in which certain of the Company's Board of Directors, management and shareholders have interest:

a.	The following related party balances are included in the balance sheets:

	December 31,
	2012	2013

Trade receivables	$1,618	$1,676

Trade payables	$1,488	$961

b.	The following related party transactions are included in the statements of income:

	Year ended December 31,
	2011	2012	2013

Revenues (1)	$6,211	$4,232	$1,480

Operating expenses, net - primarily lease, sub-contractors and communications (2)	$3,094	$3,809	$4,387

Purchase of property and equipment	$1,078	$2,536	$3,003

(1)	Distribution of the Company's products on a non-exclusive basis.

(2)
The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company subleases part of the office space to related parties and provides certain services to related parties.